Employees - Summary of Average Employee Numbers (Details) - employee employee in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of average number of employees [Line Items]
Average employee numbers	98	100	87
Average employee numbers seconded to joint ventures and associates	1	2	2
Integrated Gas
Disclosure of average number of employees [Line Items]
Average employee numbers	6	6	6
Upstream
Disclosure of average number of employees [Line Items]
Average employee numbers	13	11	12
Marketing
Disclosure of average number of employees [Line Items]
Average employee numbers	24	26	17
Chemicals and Products
Disclosure of average number of employees [Line Items]
Average employee numbers	22	22	21
Renewables and Energy Solutions
Disclosure of average number of employees [Line Items]
Average employee numbers	3	5	4
Corporate
Disclosure of average number of employees [Line Items]
Average employee numbers	30	30	27
Shell business service centre
Disclosure of average number of employees [Line Items]
Average employee numbers	23	23	20